December 30, 2009

via EDGAR

John Grzeskiewicz
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572

Mr. Grzeskiewicz:

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-
effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the
Investment Company Act of 1940 (the “Amendment”).

The Amendment is an annual update to the Registrant’s registration statement for series with an October
31 fiscal year end. In the Amendment, the Registrant is adding R-1, R-2, R-3, R-4, and R-5 class shares
(existing share classes) to the Equity Income Fund, Income Fund, and Principal Capital Appreciation
Fund (existing series). The Registrant is also using the new summary prospectus format in this filing.
The Registrant will add 2009 information in a filing pursuant to Rule 485(b) under the 1933 Act.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Bond Market Index Fund or International Equity Index Fund (series with a fiscal year end of August 31).

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Attorney